Impairment and Other Charges - Schedule of Impairment and Other Charges (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Impairment and Other Charges [Line Items]
Property, plant and equipment			$ 3,354			$ 3,354	$ 3,354
Operating lease right-of-use assets					861		1,352
Manufacturing Facility closing costs			161		112	161	300
Total impairment and other charges		94	4,128		1,249	4,160	7,024	8,934
Goodwill				$ 1,000				1,008
Severance costs		$ 94	$ 613		$ 276	$ 645	2,018	1,160
Cloud computing arrangements [Member]
Schedule of Impairment and Other Charges [Line Items]
Total impairment and other charges	[1]							1,484
Collaboration Warrants [Member]
Schedule of Impairment and Other Charges [Line Items]
Total impairment and other charges	[2]							$ 5,282

[1]	Prior to the impairment, cloud computing arrangements were included in other long-term assets on our consolidated balance sheets.
[2]	Prior to the impairment, Collaboration Warrants of $1.6 million was included in prepaid and other current assets and $3.7 million was included in Collaboration Warrants, non-current on our consolidated balance sheets.